Recoverable Taxes	12 Months Ended
Dec. 31, 2024
Recoverable Taxes [Abstract]
Recoverable Taxes
9	Recoverable taxes

The Company records tax credit when: (i) are generated in the operation; or (ii) obtains internal and external factors as legal and market interpretations to conclude that it is entitled to these credits, including realization. The tax credit ICMS (Imposto Sobre Circulação de Mercadorias e Serviços) (State VAT) is recognized in cost of sale in the statement of operations. PIS (Programa de Integração Social) and COFINS (Contribuição para o Financiamento da Seguridade Social) (federal taxes on gross revenues) are recognized as a credit in the same account on which the credits are calculated.

These taxes are realized based on growth projections, operating aspects, and projections of generation of debits for the use of these credits by the Company.

		As of December 31,
	Note	2024	2023
ICMS	9.1	1,297	1,085
PIS/COFINS	9.2	353	287
Social Security Contribution - INSS		144	169
Whithholding taxes to be recovered		119	132
		1,913	1,673
Current		1,241	1,100
Non-current		672	573

9.1	ICMS - State VAT tax credits

The Brazilian States have been substantially amending their local laws aiming at implementing and broadening the ICMS tax replacement system. The referred system implies the prepayment of ICMS throughout the commercial chain, upon goods outflow from a manufacturer or importer or their inflow into the State. The expansion of such system to a wider range of products traded at retail is based on the assumption that the trading cycle of these products will end in the State, such that ICMS is fully owed to such State.

With respect to credits that cannot yet be immediately offset, the Company’s management, based on a technical recovery study, based on the future expectation of growth and consequent compensation with taxes payable arising from its operations, believes that its future compensation is viable. The studies mentioned are prepared and periodically reviewed based on information extracted from the strategic planning previously approved by the Company’s Board of Directors.

As of December 31, 2024, the Company’s management has monitoring controls over adherence to the annually established plan, reassessing and including new elements that contribute to the realization of the ICMS balance to be recovered, as shown in the table below:

Year	Amount
Within 1 year	684
From 1 to 2 years	162
From 2 to 3 years	146
From 3 to 4 years	120
From 4 to 5 years	64
More than 5 years	121
1,297

9.2	PIS and COFINS credit

On March 15, 2017, the Federal Supreme Court (“STF”) recognized the unconstitutionality of the inclusion of ICMS in the PIS and COFINS calculation base. On May 13, 2021, the STF judged the Declaration Embargoes in relation to the amount to be excluded from the calculation basis of the contributions, which should only be the ICMS paid, or if the entire ICMS, as shown in the respective invoices. The STF rendered a favorable decision to the taxpayers, concluding that all ICMS highlighted should be excluded from the calculation basis.

Currently, the Company, based on the favorable judgment of the STF, has been recognizing the exclusion of ICMS from the PIS and COFINS calculation basis.

Expected realization of PIS and COFINS credits

In related to the recoverable PIS and COFINS credits, the Company’s management, based on a technical recovery study, considering future growth expectations and consequent offset against debts from its operations, projects its future realization. The mentioned studies are prepared and periodically reviewed based on information obtained from the strategic planning previously approved by the Company’s Board of Directors. For the financial statements as of December 31, 2024, the Company’s management has monitoring controls over the adherence to the annually established plan, reassessing and including new elements that contribute to the realization of the recoverable PIS and COFINS balance, in the amount of R$353, and expected realization is within one year.